Dividends - Commentary (Details) - Fourth quarter dividend $ / shares in Units, $ in Millions	Aug. 01, 2022 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 1,800
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share) | $ / shares	$ 0.09